Cash and cash equivalents (Details 1) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Short-term bank deposits	R$ 470,073	R$ 405,227
Short-term investments	933,882	2,357,823
Total	R$ 1,403,955	R$ 2,763,050	R$ 66,767	R$ 79,969